Commitments and Contingencies (Details) - USD ($)			6 Months Ended
	May 02, 2024	Mar. 01, 2022	Jun. 30, 2024
Commitments and Contingencies (Details) [Line Items]
Fee related to commitment letter		$ 1,000,000
Aggregate balance of principal and interest			$ 16,000,000
Alpha Carta Litigation [Member]
Commitments and Contingencies (Details) [Line Items]
Aggregate balance of principal and interest	$ 30,000,000
Debt paid	$ 8,000,000